STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - USD ($)	Feb. 28, 2025	Feb. 29, 2024
Mutual Funds
Investments, at fair value:
Investments at fair value	$ 8,804,748	$ 8,160,988
Common Stock
Investments, at fair value:
Investments at fair value	103,156	305,352
EBP 001
Investments, at fair value:
Investments at fair value	10,610,148	10,121,044
Receivables:
Employer contributions	55,042	58,811
Notes receivable from participants	35,868	50,640
Total assets	10,701,058	10,230,495
Liabilities
Excess contributions	7,263	17,802
Net assets available for benefits	10,693,795	10,212,693
EBP 001 | Common/Collective Trusts
Investments, at fair value:
Investments at fair value	1,702,244	1,654,704
EBP 001 | Mutual Funds
Investments, at fair value:
Investments at fair value	8,804,748	8,160,988
EBP 001 | Common Stock
Investments, at fair value:
Investments at fair value	$ 103,156	$ 305,352